ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Advance from end users*	66,679	35,352	5,457
Advance from prepaid cards**	-	62,138	9,592
Business tax and other taxes payable	4,360	675	104
Deferred government grant	14,016	11,757	1,815
Professional fees payable	11,323	9,842	1,519
Promotional events payables	10,869	5,439	840
Advertising and sponsorship payable	2,267	904	140
Contingent consideration for business combination	-	6,300	973
Others	8,478	8,205	1,267

	117,992	140,612	21,707

*
Advance from end users represents 1) payments received by the Group in advance from the end users prior to the purchase of lottery tickets, and 2) prize distribution made by the Group to the winning end users' registered account.

**	Advance from prepaid cards represents the unused remaining value on the prepaid cards as at the balance sheet date.